Loans Allowance for Loan Losses and Credit Quality (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Loans, Allowance for Loan Losses and Credit Quality
Commercial & industrial	$ 161,067,501	$ 98,930,831
Commercial real estate	280,544,550	246,282,726
Municipal	54,807,367	55,817,206
Residential real estate - 1st lien	170,507,263	158,337,296
Residential real estate - Jr lien	38,147,659	43,230,873
Consumer	4,280,990	4,390,005
Total loans	709,355,330	606,988,937
Deduct (add):
ALL	7,208,485	5,926,491
Deferred net loan fees (costs)	1,195,741	(362,415)
Net loans	$ 700,951,104	$ 601,424,861